Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
INTANGIBLE ASSETS

The following table presents the gross carrying amount and accumulated amortization of intangible assets as of December 31, 2014:

(In thousands, except weighted average amortization period)	Gross Carrying Amount	Weighted Average Amortization Period	Accumulated Amortization	Currency Translation Adjustment	Net Book Value
Power purchase agreements	$371,765	21 years	$(6,169)	$(3,923)	$361,673

The following table presents the gross carrying amount and accumulated amortization of intangible assets as of December 31, 2013:

(In thousands, except weighted average amortization period)	Gross Carrying Amount	Weighted Average Amortization Period	Accumulated Amortization	Currency Translation Adjustment	Net Book Value
Development rights	$22,600	Indefinite	—	—	$22,600

As of December 31, 2014, the Company had PPA intangible assets representing long-term electricity sales agreements that were obtained through acquisitions (see Note. 4 Acquisitions). PPA intangible assets are amortized on a straight-line basis over the life of the agreements, which typically range from 10 to 25 years. Amortization expense related to the PPA intangible assets is recorded on the consolidated statements of operations either as a reduction of energy revenue or within depreciation, accretion and amortization expense. Amortization expense was $6,169 during the year ended December 31, 2014, $4,190 of which was a reduction of energy revenue and $1,979 of which was recorded as depreciation, accretion and amortization expense. There was no amortization expense during the years ended December 31, 2013 and 2012.

As of December 31, 2013, the Company had an intangible asset with a carrying amount of $22,600 related to solar generation facilities development rights. This intangible asset was reclassified to the related solar generation facility (property and equipment, net) upon completion at December 31, 2014 and is depreciated on a straight-line basis over the estimated life of the solar generation facility.

Over the next five fiscal years, we expect to recognize annual amortization expense on our intangible assets as follows:

(in thousands)	2015	2016	2017	2018	2019
Amortization	$18,366	$19,057	$19,057	$19,057	$19,057